Fair value estimation - Contingent consideration (Details) - Contingent consideration - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value estimation
Balance at the beginning	£ 70	£ 75
Exchange differences	(3)	(2)
Acquisitions	41	18
Payments	(28)	(24)
Revaluation of put option through equity	(4)	3
Balance at the end	£ 76	£ 70